Balance Sheets - Non-financial Services and Financial Services Businesses (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2012 Non Financial Services Businesses USD ($)	Mar. 31, 2012 Non Financial Services Businesses JPY (¥)	Mar. 31, 2011 Non Financial Services Businesses USD ($)	Mar. 31, 2011 Non Financial Services Businesses JPY (¥)	Mar. 31, 2010 Non Financial Services Businesses JPY (¥)	Mar. 31, 2009 Non Financial Services Businesses JPY (¥)	Mar. 31, 2012 Financial Services Businesses USD ($)	Mar. 31, 2012 Financial Services Businesses JPY (¥)	Mar. 31, 2011 Financial Services Businesses USD ($)	Mar. 31, 2011 Financial Services Businesses JPY (¥)	Mar. 31, 2010 Financial Services Businesses JPY (¥)	Mar. 31, 2009 Financial Services Businesses JPY (¥)	Mar. 31, 2012 Eliminations USD ($)	Mar. 31, 2012 Eliminations JPY (¥)	Mar. 31, 2011 Eliminations JPY (¥)
Current assets
Cash and cash equivalents	$ 20,431	¥ 1,679,200	$ 25,316	¥ 2,080,709	¥ 1,865,746	¥ 2,444,280	$ 13,440	¥ 1,104,636	$ 15,824	¥ 1,300,553	¥ 1,338,821	¥ 1,648,143	$ 6,991	¥ 574,564	$ 9,492	¥ 780,156	¥ 526,925	¥ 796,137
Marketable securities	14,370	1,181,070		1,225,435			12,357	1,015,626		1,036,555			2,013	165,444		188,880
Trade accounts and notes receivable, less allowance for doubtful accounts							24,717	2,031,472		1,483,551
Finance receivables, net	50,065	4,114,897		4,136,805									50,065	4,114,897		4,136,805
Inventories	19,738	1,622,282		1,304,242			19,737	1,622,154		1,304,128
Prepaid expenses and other current assets	6,283	516,378		517,454			17,814	1,464,124		1,383,616			8,342	685,611		636,249
Total current assets	149,911	12,321,189		11,829,755			88,065	7,238,012		6,508,403			67,411	5,540,516		5,742,090
Noncurrent finance receivables, net													68,165	5,602,462		5,556,746
Investments and other assets	78,987	6,491,934		6,122,505			75,659	6,218,377		5,825,966			3,709	304,906		365,707
Property, plant and equipment	75,865	6,235,380		6,309,160	6,710,901		54,881	4,510,716		4,608,309			20,984	1,724,664		1,700,851
Total assets	372,928	30,650,965		29,818,166	30,349,287		218,605	17,967,105		16,942,678			160,269	13,172,548		13,365,394			5,946	488,688	489,906
Current liabilities
Short-term borrowings	41,984	3,450,649		3,179,009			8,699	715,019		478,646			36,992	3,040,373		2,986,700
Current portion of long-term debt	30,571	2,512,620		2,772,827			4,130	339,441		243,817			26,992	2,218,526		2,541,479
Accounts payable	27,285	2,242,583		1,503,072			27,185	2,234,316		1,497,253			330	27,095		19,472
Accrued expenses	22,248	1,828,523		1,773,233			21,140	1,737,490		1,666,748			1,171	96,247		110,348
Income taxes payable	1,628	133,778		112,801			1,501	123,344		104,392			127	10,434		9,555
Other current liabilities	11,976	984,328		870,722			14,306	1,175,801		1,024,662			6,525	536,291		538,026
Total current liabilities	143,346	11,781,574		10,790,990			76,961	6,325,411		5,015,518			72,137	5,928,966		6,205,580
Long-term liabilities
Long-term debt	73,516	6,042,277		6,449,220			6,121	503,070		839,611			67,588	5,555,112		5,669,456
Accrued pension and severance costs	8,619	708,402		668,022			8,519	700,211		660,918			100	8,191		7,104
Other long-term liabilities	1,744	143,351		179,783			6,473	531,982		554,402			6,330	520,252		435,508
Total long-term liabilities	94,937	7,802,913		8,107,152			21,113	1,735,263		2,054,931			74,018	6,083,555		6,112,068
Total liabilities	238,283	19,584,487		18,898,142			98,074	8,060,674		7,070,449			146,155	12,012,521		12,317,648			(5,946)	(488,708)	(489,955)
Total Toyota Motor Corporation Shareholders' equity	128,364	10,550,261		10,332,371
Noncontrolling interests	6,281	516,217		587,653
Total shareholders' equity	134,645	11,066,478	132,863	10,920,024	10,930,443	10,600,737
Total liabilities and shareholders' equity	$ 372,928	¥ 30,650,965		¥ 29,818,166